12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2016	2015	2014

Current – Federal	$ 5,955,098	$ 4,220,841	$ 4,143,983
Current – State	(18,531)	5,160	12,500
Total Current	5,936,567	4,226,001	4,156,483

Deferred – Federal	(650,641)	1,037,993	41,211

Total Provision	$ 5,285,926	$ 5,263,994	$ 4,197,694